UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05347
                                                    ----------

                           The Treasurer's Fund, Inc.
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                       Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
                                                              - JANUARY 31, 2005
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                CREDIT
  PRINCIPAL                                                                                     RATINGS              MARKET
    AMOUNT                                                                                    (UNAUDITED)*          VALUE***
  ---------                                                                                    ----------           --------

             ADJUSTABLE RATE SECURITIES - 22.1%
$11,400,000  Florida State Housing Finance Corp. Revenue Bond, Series 2002A, 2.410%,
               02/03/05, AMBAC Insured,  SPA - Dexia  Credit Local,  01/01/47+                VMIG1/A1+/F1+       $ 11,400,000
  5,200,000  Greensboro, North Carolina, Housing and Redevelopment General Obligation
              Unlimited Revenue Bond, 2.520%, 02/02/05, SPA - Bank of America N.A.,
              04/01/22+                                                                         VMIG1/A1+            5,200,000
  3,395,000  Greensboro, North Carolina,  Public Improvement General Obligation
              Unlimited Revenue Bond, Series  1994C, 2.520%, 02/02/05, SPA - Wachovia
              Bank  of  North  Carolina, 04/01/14+                                              VMIG1/A1             3,395,000
 14,700,000  Mississippi State General Obligation Unlimited Revenue Bond, Nissan
              North America Inc. Project, Series 2003A, 2.380%, 02/02/05,
              SPA  -  Bank  of  America  N.A., 11/01/28+                                      VMIG1/A1+/F1+         14,700,000
  2,000,000  New Jersey State Economic  Development Authority Revenue Bond,
              MSNBC / CNBC, Series 1997A, 2.380%, 02/01/05, 10/01/21+                             P1/A1+             2,000,000
 17,200,000  New Jersey State Economic Development Authority Revenue Bond, MSNBC / CNBC,
              Series 1997B,  2.380%,  02/01/05, Letter of Credit - Chase  Manhattan
              Bank,  10/01/21+                                                                    P1/A1+            17,200,000
  2,000,000  New York State Housing  Finance Agency State Personal Income Tax Revenue
              Bond,  Economic  Development & Housing Project,  Series 2003B, 1.960%, 03/15/05     A1/AA              1,999,765
  4,150,000  New York State Housing Finance Agency State Personal  Income Tax Revenue Bond,
              Economic Development & Housing Project, Series 2003B, 2.090%, 09/15/05              A1/AA              4,141,203
  2,600,000  Raleigh,  North Carolina,  Certificate of Participation, Packaging Facilities
              Project, Series 2000B, 2.520%, 02/02/05, SPA - Bank of America N.A., 11/01/20+     VMIG1/NR            2,600,000
  5,000,000  Wisconsin State Heart Hospital LLC Revenue Bond, 2.420%, 02/02/05, Letter
              of Credit - Bank One N.A., 11/01/23+                                               VMIG1/A1+           5,000,000
                                                                                                                   -----------
             TOTAL ADJUSTABLE RATE SECURITIES                                                                       67,635,968
                                                                                                                   -----------


              U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.7%
 10,000,000   Federal Home Loan Bank, 2.405%, 03/15/05+                                                             10,000,000
  5,000,000   Federal Home Loan Bank, 1.500%, 05/09/05                                                               4,984,926
  8,050,000   Federal Home Loan Bank, 1.300%, 02/04/05                                                               8,050,000
 10,000,000   Federal Home Loan Bank, 1.300%, 02/23/05                                                              10,000,000
  8,525,000   Federal Home Loan Bank, 1.125%, 02/23/05                                                               8,524,510
  5,000,000   Federal Home Loan Bank, 1.400%, 04/01/05                                                               5,000,000
  7,000,000   Federal Home Loan Bank, 1.310%, 04/01/05                                                               6,997,831
 10,000,000   Federal Home Loan Bank, 1.250%, 04/01/05                                                               9,997,957
 12,500,000   Federal Home Loan Bank, 1.250%, 04/05/05                                                              12,497,288
 15,000,000   Federal Home Loan Bank, 1.300%, 04/27/05                                                              14,998,968
 10,000,000   Federal Home Loan Bank, 1.500%, 05/04/05                                                              10,000,000
  2,900,000   Federal Home Loan Bank, 1.810%, 05/24/05                                                               2,898,180
  6,000,000   Federal Home Loan Bank, 1.780%, 05/27/05                                                               5,999,859
 10,000,000   Federal Home Loan Bank, 2.454%, 02/26/05, 07/26/05+                                                   10,000,000
  5,155,000   Federal Home Loan Bank, 2.125%, 09/07/05                                                               5,149,285
 17,000,000   Federal Home Loan Bank, 2.380%, 02/16/05, 09/16/05+                                                   16,999,796
  7,000,000   Federal Home Loan Bank, 2.250%, 10/27/05                                                               6,991,858
  1,000,000   Federal Home Loan Bank, 2.500%, 11/02/05                                                                 995,799
  5,000,000   Federal Home Loan Bank, 2.510%, 11/04/05                                                               4,996,406
 11,500,000   Federal Home Loan Bank, 2.400%, 11/08/05                                                              11,500,000
 10,000,000   Federal Home Loan Mortgage Corp., 1.270%, 02/11/05                                                     9,997,477
  1,700,000   Federal Home Loan Mortgage Corp., 1.500%, 02/14/05+                                                    1,699,811
  2,750,000   Federal Home Loan Mortgage Corp., 3.875%, 02/15/05                                                     2,752,718
  5,000,000   Federal National Mortgage Assoc., 1.375%, 02/18/05                                                     5,000,000
  5,000,000   Federal National Mortgage Assoc., 1.400%, 03/29/05                                                     5,000,000
 20,000,000   Federal National Mortgage Assoc., 2.365%, 02/15/05, 04/15/05+                                         19,999,463
  5,000,000   Federal National Mortgage Assoc., 1.650%, 05/16/05                                                     5,000,000
                                                                                                                  ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                             216,032,132
                                                                                                                  ------------

              REPURCHASE AGREEMENTS - 7.2%
 22,006,971   Bear Stearns & Co. Inc., 2.450%, dated 01/31/05, due 02/01/05,
               proceeds at maturity, $22,008,468 (a)                                                                22,006,971
                                                                                                                  ------------

              TOTAL INVESTMENTS (Cost $305,675,071)                                                       100.0%  $305,675,071
                                                                                                          =====   ============

----------
 (a) Collateralized by U.S. Treasury STRIPS, due 05/15/15, market value $22,647,156.
   + Variable rate security. The short term date shown is the next rate change date.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
                                                              - JANUARY 31, 2005
(UNAUDITED)
--------------------------------------------------------------------------------

   * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

  ** Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  CREDIT
     PRINCIPAL                                                                                    RATINGS              MARKET
       AMOUNT                                                                                   (UNAUDITED)*          VALUE***
     ---------                                                                                   ----------           --------

               SHORT-TERM MUNICIPAL OBLIGATIONS - 100.0%

               COLORADO - 0.9%
$1,400,000     University of Colorado Certificates of Participation, Series 1998A, 1.820%,
                02/02/05, Letter of Credit - Bayerische Landesbank, 07/01/18+                    VMIG1/A1+          $  1,400,000
                                                                                                                    ------------

               CONNECTICUT - 1.9%
 2,800,000     Connecticut State Housing Finance Authority Revenue Bond, Housing Mortgage
                Financial Project, Series 2004A-4, AMT, 1.850%, 02/03/05, SPA - DEPFA
                Bank, 05/15/26+                                                                  VMIG1/A1+             2,800,000
                                                                                                                    ------------

               FLORIDA - 3.3%
 3,000,000     Hillsborough County Industrial Development Authority Pollution Control
                Revenue Notes, Tampa Electric Co. GANNON, Commercial Paper, 1.820%,
                02/17/05                                                                         VMIG1/A1+             3,000,000
 1,900,000     Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                Authority, AMT, 1.900%, 02/03/05, Letter of Credit - Bank of America
                N.A., 10/01/31+                                                                VMIG1/A1+/F1+           1,900,000
                                                                                                                    ------------
               TOTAL FLORIDA                                                                                           4,900,000
                                                                                                                    ------------

               GEORGIA - 5.8%
 3,440,000     Burke County Development Authority Pollution Control Revenue Bond,
                Oglethorpe Power Corp. Project, Series 1993A, 1.830%, 02/02/05, FGIC
                Insured, SPA - Bayerische Landesbank, 01/01/16+                                VMIG1/A1+/F1+           3,440,000
 1,100,000     DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                Project, 1.840%, 02/02/05, Letter of Credit - Wachovia Bank of Georgia,
                06/01/20+                                                                          NR/A1               1,100,000
 4,060,000     Georgia State General Obligation Unlimited Revenue Bond, Series 1991C,
                6.600%, 04/01/05                                                                  Aaa/AAA              4,090,657
                                                                                                                    ------------
               TOTAL GEORGIA                                                                                           8,630,657
                                                                                                                    ------------

               ILLINOIS - 6.9%
 1,700,000     Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                2.000%, 02/02/05, Letter of Credit - Bank of America N.A., 06/01/12+               NR/A1+              1,700,000
 2,200,000     Greenup Industrial Development Revenue Bond, Evapco Inc. Project, AMT,
                1.950%, 02/03/05, Letter of Credit - Bank of America N.A., 04/01/18+             NR/NR/F1+             2,200,000
 2,800,000     Illinois State Educational Facilities Authority Revenue Bond, National
                Louis University, Series 1999A, 1.860%, 02/03/05, Letter of Credit -
                American National Bank & Trust, 06/01/29+                                          NR/A1+              2,800,000
 3,620,000     Illinois State Housing Development Authority Revenue Bond, Homeowner
                Management, Series 2004B-2, AMT, 1.040%, Mandatory Put 04/01/05,
                02/01/06**                                                                       VMIG1/A1+             3,620,000
                                                                                                                    ------------
               TOTAL ILLINOIS                                                                                         10,320,000
                                                                                                                    ------------

               INDIANA - 5.3%
   300,000     Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                Clarian Health Partners Inc., Series 2000B, 1.870%, 02/01/05, SPA - Chase
                Manhattan Bank, 03/01/30+                                                       VMIG1/A1+/F1             300,000
 1,500,000     Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                Clarian Health Partners Inc., Series 2000C, 1.840%, 02/02/05, SPA -
                Westdeutsche Landesbank, 03/01/30+                                              VMIG1/A1+/F1           1,500,000
 5,000,000     Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                Health Credit Group, Series 2001A-1, 1.730%, Mandatory Put 07/05/05,
                11/15/36+**                                                                      VMIG1/A1+             5,000,000
 1,000,000     Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                Health Credit Group, Series 2001A-3, 1.050%, Mandatory Put 03/01/05,
                11/15/36+**                                                                      VMIG1/A1+             1,000,000
                                                                                                                    ------------
               TOTAL INDIANA                                                                                           7,800,000
                                                                                                                    ------------

               KANSAS - 3.3%
 1,400,000     Kansas State Department of Transportation Revenue Bond, Highway
                Improvement, Series 2000B-1, 1.820%, 02/01/05, Liquidity Provider -
                Pooled Money Investment Board, 09/01/20+                                       VMIG1/A1+/F1+           1,400,000
   500,000     Kansas State Department of Transportation Revenue Bond, Highway
                Improvement, Series 2000B-2, 1.820%, 02/01/05, Liquidity Provider -
                Pooled Money Investment Board, 09/01/20+                                       VMIG1/A1+/F1+             500,000
 3,000,000     Kansas State Department of Transportation Revenue Bond, Highway
                Improvement, Series 2004C-2, 1.820%, 02/02/05, SPA - DEPFA Bank, 09/01/22+     VMIG1/A1+/F1+           3,000,000
                                                                                                                    ------------
               TOTAL KANSAS                                                                                            4,900,000
                                                                                                                    ------------

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   CREDIT
     PRINCIPAL                                                                                     RATINGS           MARKET
       AMOUNT                                                                                    (UNAUDITED)*       VALUE***
     ---------                                                                                    ----------        --------

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                KENTUCKY - 2.7%
 $1,100,000     Breckinridge County Lease Program Revenue Bond, Kentucky Association
                 Counties Leasing Trust, Series 2001A, 1.830%, 02/02/05, Letter of Credit
                 - US Bank N.A., 02/01/31+                                                       VMIG1/NR/F1+     $  1,100,000
    870,000     Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                 Project, AMT, 1.900%, 02/02/05, 08/01/29+                                          NR/A1+             870,000
  2,000,000     Kentucky Asset Liability Commission General Fund Tax & Revenue Anticipation
                 Notes, Series 2004A, 3.000%, 06/29/05                                          MIG1/SP1+/F1+        2,011,579
                                                                                                                  ------------
                TOTAL KENTUCKY                                                                                       3,981,579
                                                                                                                  ------------

                LOUISIANA - 1.8%
    700,000     East Baton Rouge Parish Pollution Control Revenue Bond, Exxon Mobil Corp.
                 Project, 1.850%, 02/01/05, 11/01/19+                                               P1/A1+             700,000
  2,000,000     Louisiana State Public Facilities Authority Revenue Bond, Tiger Athletic
                 Foundation Project, 1.870%, 02/03/05, Letter of Credit - Hibernia
                 National Bank, 09/01/34+                                                        VMIG1/NR/F1         2,000,000
                                                                                                                  ------------
                TOTAL LOUISIANA                                                                                      2,700,000
                                                                                                                  ------------

                MARYLAND - 0.3%
    500,000     Northeast Maryland Waste Disposal Authority Resource Recovery Revenue Bond,
                 Harford County Resource, 1.760%, 02/02/05, AMBAC Insured, SPA - Credit
                 Local de France, 01/01/08+                                                       VMIG1/A1+            500,000
                                                                                                                  ------------

                MASSACHUSETTS - 3.1%
  2,635,000     Massachusetts State Health & Education Facilities Authority Revenue Bond,
                 New England Carpenters Project, Series 2001B, 1.840%, 02/03/05, Letter of
                 Credit - Citizens Bank of MA, 01/01/31+                                           VMIG1/NR          2,635,000
  2,000,000     Massachusetts State Water Resource Authority Revenue Notes, Series 1999,
                 Commercial Paper, 1.700%, Letter of Credit - State Street Bank, 02/17/05         P1/A1+/F1+         2,000,000
                                                                                                                  ------------
                TOTAL MASSACHUSETTS                                                                                  4,635,000
                                                                                                                  ------------

                MICHIGAN - 6.1%
  5,000,000     Michigan State General Obligation Unlimited Revenue Notes, Series 2004A,
                 3.500%, 09/30/05                                                               MIG1/SP1+/F1+        5,048,702
  4,000,000     Michigan State Housing Development Authority Limited Obligation Revenue
                 Bond, Laurel Valley Project, 1.920%, 02/02/05, Letter of Credit - Bank
                 One Michigan, 12/01/07+                                                           VMIG1/NR          4,000,000
                                                                                                                  ------------
                TOTAL MICHIGAN                                                                                       9,048,702
                                                                                                                  ------------

                MISSISSIPPI - 2.0%
  2,900,000     Mississippi State Capital Improvement General Obligation Unlimited Revenue
                 Bond, Series 2003E, 1.830%, 02/02/05, SPA - Dexia Credit Local, 11/01/23+      VMIG1/A1+/F1+        2,900,000
                                                                                                                  ------------

                MISSOURI - 0.7%
  1,000,000     Kansas City School District Building Revenue Bond, Elementary School
                 Project, Series 2003B, 5.000%, FGIC Insured, 02/01/05                              Aaa/NR           1,000,000
                                                                                                                  ------------

                NEW HAMPSHIRE - 1.3%
  2,000,000     New Hampshire State Higher Education & Health Facilities Authority Revenue
                 Bond, New England Inc., Series 1985B, 1.860%, 02/02/05, AMBAC Insured,
                 SPA - Bank of New York, 12/01/25+                                                  NR/A1+           2,000,000
                                                                                                                  ------------

                NEW JERSEY - 0.9%
  1,400,000     New Jersey State Economic Development Authority Revenue Bond, Arbor Glen
                 Project, 1.730%, 02/02/05, Letter of Credit - Sovereign Bank, Lloyds TSB
                 Bank, 05/15/33+                                                                   VMIG1/NR          1,400,000
                                                                                                                  ------------

                NEW YORK - 7.8%
  1,300,000     New York City General Obligation Unlimited Revenue Bond, Subseries 1993B-2,
                 1.830%, 02/01/05, Letter of Credit - Morgan Guaranty Trust, 08/15/18+            VMIG1/A1+          1,300,000
  2,600,000     New York City Municipal Water Finance Authority Revenue Bond, Water and
                 Sewer System, Series 2000C, 1.830%, 02/01/05, SPA - Dexia Credit Local
                 France, 06/15/33+                                                              VMIG1/A1+/F1+        2,600,000

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS                MARKET
       AMOUNT                                                                                  (UNAUDITED)*            VALUE***
     ---------                                                                                  ----------             --------


                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

                NEW YORK (CONTINUED)
 $  740,000     New York City Transitional Finance Authority Revenue Bond, Future Tax
                 Secured, Subseries 1999B-3, 1.830%, 02/02/05, Liquidity Facility - Bank
                 One N.A., 11/01/28+                                                            VMIG1/A1+/F1+        $    740,000
  1,200,000     New York City Trust, Cultural Research Revenue Bond, Alvin Ailey Dance
                 Foundation, 1.790%, 02/02/05, Letter of Credit - Citibank N.A., 07/01/33+        VMIG1/A1+             1,200,000
  4,755,000     New York State Job Development Authority Revenue Bond, Series 1989A1-A42,
                 AMT, 1.880%, 02/01/05, SPA - Bayerische Landesbank, Morgan Guaranty
                 Trust, 03/01/05+                                                                  VMIG1/NR             4,755,000
  1,100,000     New York State Local Government Assistance Corp. Revenue Bond, Series
                 1995G, 1.790%, 02/02/05, Letter of Credit - Bank of Nova Scotia, 04/01/25+       VMIG1/A1+             1,100,000
                                                                                                                     ------------
                TOTAL NEW YORK                                                                                         11,695,000
                                                                                                                     ------------

                NORTH CAROLINA - 4.1%
  1,000,000     Durham Public Improvement General Obligation Unlimited Revenue Bond,
                 1.850%, 02/03/05, SPA - Wachovia Bank of NC, 02/01/10+                            VMIG1/A1             1,000,000
  1,100,000     Greensboro Public Improvement General Obligation Unlimited Revenue Bond,
                 Series 1994B, 1.850%, 02/02/05, SPA - Wachovia Bank of NC, 04/01/08+              VMIG1/A1             1,100,000
  1,000,000     North Carolina State Educational Facilities Finance Agency Revenue Bond,
                 Elon College, 1.840%, 02/02/05, Letter of Credit - Bank of America N.A.,
                 01/01/19+                                                                        VMIG1/A1+             1,000,000
  3,000,000     North Carolina State General Obligation Unlimited Revenue Bond, Series
                 2002F, 1.780%, 02/02/05, SPA - Landesbank Baden - Wurttemberg, 06/01/19+       VMIG1/A1+/F1+           3,000,000
                                                                                                                     ------------
                TOTAL NORTH CAROLINA                                                                                    6,100,000
                                                                                                                     ------------

                NORTH DAKOTA - 3.0%
  2,400,000     Grand Forks Health Care Facilities Revenue Bond, United Hospital Obligation
                 Group Project, Series 1996A, 1.870%, 02/01/05, Letter of Credit - LaSalle
                 National Bank, 12/01/25+                                                          VMIG1/NR             2,400,000
  2,100,000     Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                 Group Project, 1.870%, 02/01/05, Letter of Credit - LaSalle National
                 Bank, 12/01/16+                                                                   VMIG1/NR             2,100,000
                                                                                                                     ------------
                TOTAL NORTH DAKOTA                                                                                      4,500,000
                                                                                                                     ------------

                OREGON - 2.2%
  3,300,000     Port of Portland Special Obligation Revenue Bond, Horizon Air Industries
                 Inc. Project, AMT, 1.890%, 02/01/05, Letter of Credit - Bank of America
                 N.A., 06/15/27+                                                                    NR/A1+              3,300,000
                                                                                                                     ------------

                PENNSYLVANIA - 11.4%
  3,000,000     Montgomery County Industrial Development Authority Pollution Control
                 Revenue Notes, Series 1995, Commercial Paper, 1.780%, 02/09/05                     P1/A1               3,000,000
  2,000,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                 Bond, Series 1997A, AMT, 1.900%, 02/02/05, AMBAC Insured, SPA - Dexia
                 Bank, 03/01/27+                                                                  VMIG1/A1+             2,000,000
  2,500,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                 Bond, Series 2001A, AMT, 1.900%, 02/02/05, AMBAC Insured, SPA - Lloyds
                 TSB Bank, 06/01/31+                                                              VMIG1/A1+             2,500,000
  3,500,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                 Bond, Series 2002A, AMT, 1.900%, 02/03/05, FSA Insured, 06/01/25+                VMIG1/A1+             3,500,000
  2,000,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                 Bond, Series 2003A-1, AMT, 1.900%, 02/02/05, AMBAC Insured, SPA - Dexia
                 Bank, 01/01/19+                                                                  VMIG1/A1+             2,000,000
  2,500,000     Philadelphia School District General Obligation Unlimited Revenue Bond,
                 Subseries 2004B-4, 1.700%, 02/04/05, FGIC Insured, 09/01/30+                       NR/NR               2,500,000
  1,500,000     Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.820%,
                 02/02/05, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+                           VMIG1/A1/F1+           1,500,000
                                                                                                                     ------------
                TOTAL PENNSYLVANIA                                                                                     17,000,000
                                                                                                                     ------------

                SOUTH CAROLINA - 5.1%
  2,600,000     South Carolina State Educational Facilities Authority Revenue Bond, Furman
                 University Project, Series 1996B, 1.850%, 02/03/05, MBIA Insured, SPA -
                 Wachovia Bank of SC, 10/01/26+                                                  VMIG1/NR/F1+           2,600,000
  2,645,000     South Carolina State Housing Finance & Development Authority Revenue Bond,
                 Multi-Family Greenville Housing Project, Series 2001A, 1.850%, 02/03/05,
                 Credit Support - Freddie Mac, 08/01/31+                                            NR/A1+              2,645,000

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  CREDIT
 PRINCIPAL                                                                                        RATINGS              MARKET
   AMOUNT                                                                                       (UNAUDITED)*          VALUE***
 ---------                                                                                       ----------           --------

               SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

               SOUTH CAROLINA (CONTINUED)
$2,350,000     South Carolina State Jobs Economic Development Authority Health Facilities
                Revenue Bond, The Methodist Home Project, 1.900%, 02/03/05, Letter of
                Credit - Bank of America N.A., 12/01/14+                                           NR/A1+           $  2,350,000
                                                                                                                    ------------
               TOTAL SOUTH CAROLINA                                                                                    7,595,000
                                                                                                                    ------------

               TENNESSEE - 6.3%
   600,000     Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                Tennessee Municipal Bond Fund, 1.850%, 02/03/05, Letter of Credit - Bank
                of America N.A., 06/01/29+                                                        VMIG1/NR               600,000
 7,550,000     Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                Arbors of Harbor Town Project, 1.850%, 02/03/05, Credit Support -
                Northwestern Mutual Life Insurance Co., 04/01/13+                                  NR/A1+              7,550,000
 1,300,000     Montgomery County Public Building Authority Pooled Financing Revenue Bond,
                Tennessee County Loan Pool, 1.920%, 02/01/05, Letter of Credit - Bank of
                America N.A., 04/01/32+                                                           VMIG1/NR             1,300,000
                                                                                                                    ------------
               TOTAL TENNESSEE                                                                                         9,450,000
                                                                                                                    ------------

               TEXAS - 7.3%
 1,200,000     Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bond,
                Exxon Mobil Corp. Project, AMT, 1.820%, 02/01/05, 09/01/25+                      VMIG1/A1+             1,200,000
 2,700,000     Humble Independent School District General Obligation Unlimited Revenue
                Bond, 3.000%, FGIC Insured, 02/15/05                                              Aaa/AAA              2,701,022
 2,000,000     San Antonio Water System Revenue Notes, Series 2004A, Commercial Paper,
                1.800%, 03/01/05                                                                 VMIG1/A1+             2,000,000
 2,000,000     San Antonio Water System Revenue Notes, Series 2004A, Commercial Paper,
                1.800%, 03/01/05                                                                 VMIG1/A1+             2,000,000
 3,000,000     Texas State Tax & Revenue Anticipation Notes, 3.000%, 08/31/05                   MIG1/SP1+/F1+          3,024,227
                                                                                                                    ------------
               TOTAL TEXAS                                                                                            10,925,249
                                                                                                                    ------------

               VIRGINIA - 1.3%
 1,325,000     Capital Region Airport Commission Airport Revenue Bond, Richmond
                International Airport Project, Series 1995B, 1.850%, 02/02/05, AMBAC
                Insured, SPA - Dexia Public Finance Bank, 07/01/25+                              VMIG1/A1+             1,325,000
   555,000     Norfolk Industrial Development Authority Industrial Development Revenue
                Bond, James Barry-Robinson Institute, 1.850%, 02/03/05, Letter of Credit
                - Bank of America N.A., 10/01/06+                                                  NR/A1+                555,000
                                                                                                                    ------------
               TOTAL VIRGINIA                                                                                          1,880,000
                                                                                                                    ------------

               WASHINGTON - 2.5%
 1,210,000     Port Bellingham Industrial Development Corp. Industrial Revenue Bond,
                Sauder Woodcraft Corp. Project, 1.900%, 02/02/05, Letter of Credit - Bank
                of America National Trust & Savings, 12/01/14+                                     Aa1/NR              1,210,000
 2,600,000     Washington State Housing Finance Commission Revenue Bond, Nikkei Manor
                Project, 1.850%, 02/02/05, Letter of Credit - Bank of America National
                Trust & Savings, 10/01/21+                                                         Aa1/NR              2,600,000
                                                                                                                    ------------
               TOTAL WASHINGTON                                                                                        3,810,000
                                                                                                                    ------------

               WEST VIRGINIA - 1.4%
 2,100,000     West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                Mid-Atlantic, Series 1985H, 1.860%, 02/02/05, AMBAC Insured, SPA - Bank
                of New York, 12/01/25+                                                             NR/A1+              2,100,000
                                                                                                                    ------------

               WISCONSIN - 0.5%
   800,000     Wisconsin State Health & Educational Facilities Authority Revenue Bond,
                Wheaton Franciscan Services, 1.840%, 02/03/05, Letter of Credit - US Bank
                Trust N.A., 08/15/16+                                                            VMIG1/A1+               800,000
                                                                                                                    ------------

               WYOMING - 0.8%
 1,200,000     Kemmerer Pollution Control Revenue Bond, Exxon Mobil Corp. Project, 1.750%,
                02/01/05, 11/01/14+                                                                P1/A1+              1,200,000
                                                                                                                    ------------

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         MARKET
                                                                                                        VALUE***
                                                                                                        --------

                   TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS                                              149,271,187
                                                                                                      ------------
 TOTAL INVESTMENTS (Cost $149,271,187)                                                 100.0%         $149,271,187
                                                                                       =====          ============

 -----------------
    + Variable rate security.  The short term date shown is the next rate change date.
    * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
   ** Required to be tendered on the mandatory put date shown.
  *** Investments are valued at amortized cost which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
                                                              - JANUARY 31, 2005
(UNAUDITED)
--------------------------------------------------------------------------------


   PRINCIPAL                                                                                                          MARKET
     AMOUNT                                                                                                           VALUE*
   ---------                                                                                                          ------

               U.S. GOVERNMENT OBLIGATIONS - 18.1%

               U.S. TREASURY BILLS - 18.1%
 $10,000,000   U.S. Treasury Bill++, 2.522%, 05/12/05                                                             $ 9,931,389
                                                                                                                  -----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                    9,931,389
                                                                                                                  -----------

               REPURCHASE AGREEMENTS - 81.9%
  10,500,000   ABN AMRO, 2.400%, dated 01/31/05, due 02/01/05, proceeds at maturity, $10,500,700(a)                10,500,000
  10,500,000   Barclays Capital, 2.400%, dated 01/31/05, due 02/01/05, proceeds at maturity, $10,500,700(b)        10,500,000
  13,511,016   Bear Stearns & Co. Inc., 2.450%, dated 01/31/05, due 02/01/05, proceeds at maturity,
                 $13,511,936(c)                                                                                    13,511,016
  10,500,000   UBS Securities LLC, 2.420%, dated 01/31/05, due 02/01/05, proceeds at maturity, $10,500,706(d)      10,500,000
                                                                                                                  -----------
               TOTAL REPURCHASE AGREEMENTS                                                                         45,011,016
                                                                                                                  -----------

 TOTAL INVESTMENTS (Cost $54,942,405)                                                                  100.0%     $54,942,405
                                                                                                       =====      ===========

----------

(a) Collateralized by U.S. Treasury Bond, 7.125%, due 02/15/23, market value $10,730,110.
(b) Collateralized by U.S. Treasury Bond, 5.25%, due 02/15/29, market value $10,727,616.
(c) Collateralized by U.S. Treasury Bond, 3.375%, due 01/15/12, market value $13,884,554.
(d) Collateralized by U.S. Treasury Bond, 5.5%, due 08/15/28, market value $10,710,300.
++    Represents annualized yield at date of purchase.
* Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Treasurer's Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date   March 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date   March 29, 2005
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.